RYDEX SERIES FUNDS



                       Supplement dated September 24, 2004
                                     to the
                 Rydex Series Funds Investor/H-Class Prospectus,
                 Rydex Series Funds Advisor/H-Class Prospectus,
                   Rydex Series Funds A-Class Prospectus, and
                      Rydex Series Funds C-Class Prospectus
                              dated August 1, 2004,
                                   and to the
         Rydex Series Funds A-Class Prospectus dated September 1, 2004, and any supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT REPLACES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
--------------------------------------------------------------------------------
o Under the heading "TRANSACTION CUT-OFF TIMES", on page 117 of the Investor/H-Class Shares Prospectus, page 117 of the Advisor/H-Class Shares Prospectus, page 50 of the A-Class Shares Prospectus and page 118 of the C-Class Shares Prospectus, dated August 1, 2004, and on page 78 of the A-Class Shares Prospectus dated September 1, 2004, the paragraph and table have been deleted and replaced with the following:

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, distributor, or authorized dealer subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

-------------------------------------------------------------------------------------------------------------
METHOD                                FUND                                CUT-OFF
-------------------------------------------------------------------------------------------------------------
By Mail                               All Funds                           Market Close
-------------------------------------------------------------------------------------------------------------
By Phone                              Benchmark Funds                     3:45 PM Eastern Time
-------------------------------------------------------------------------------------------------------------
                                      Sector Funds                        3:30 PM Eastern Time
-------------------------------------------------------------------------------------------------------------
                                      Money Market Fund**                 3:30 PM Eastern Time
-------------------------------------------------------------------------------------------------------------
By Internet                           Benchmark Funds                     3:50 PM Eastern Time
-------------------------------------------------------------------------------------------------------------
                                      Sector Funds                        3:45 PM Eastern Time
-------------------------------------------------------------------------------------------------------------
                                      Money Market Fund**                 3:30 PM Eastern Time
-------------------------------------------------------------------------------------------------------------
By Financial Intermediary             All Funds                           Market Close*
-------------------------------------------------------------------------------------------------------------

* EACH INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.
** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR PURCHASE ORDER OR EXCHANGE REQUEST BY 3:30 P.M., EASTERN TIME. FOR SAME DAY REDEMPTION PROCEEDS FROM THE US GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR REDEMPTION ORDER BY 1:00 P.M. EASTERN TIME. DIVIDENDS WILL NOT BE PAID FOR THE DATE OF THE SAME DAY REDEMPTION.

  For more information, please refer to the section "TRANSACTIONS THROUGH YOUR
                  FINANCIAL INTERMEDIARY", in your Prospectus.

o On page 3 of the Investor/H-Class Shares Prospectus, the ticker symbol for the Nova Fund has been deleted and replaced with the following:
         (RYNVX)

o On page 6 of the Investor/H-Class Shares Prospectus, the ticker symbol for the Ursa Fund has been deleted and replaced with the following:
         (RYURX)

o Under the heading "AVERAGE ANNUAL TOTAL RETURN", on page 22 of the Investor/H-Class Shares Prospectus, the table has been deleted and replaced with the following:

                                FUND RETURN       FUND RETURN AFTER       FUND RETURN      LEHMAN LONG
                                                                        AFTER TAXES ON
                                                                         DISTRIBUTIONS    TERM TREASURY
                                                       TAXES ON        AND SALE OF FUND        BOND
                                BEFORE TAXES       DISTRIBUTIONS 2         SHARES 2          INDEX 3
 -------------------------------------------------------------------------------------------------------
     PAST ONE YEAR                 1.60%                -2.99%              -1.08%            2.48%
     PAST FIVE YEARS               2.99%                1.29%                1.46%            6.48%
     SINCE INCEPTION               4.97%                3.17%                3.09%            7.91%
     (01/03/94)

         1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
         2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.
         3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THESE
         FIGURES ARE ANNUALIZED.

o Under the heading "AVERAGE ANNUAL TOTAL RETURN", on page 25 of the Investor/H-Class Shares Prospectus, the table has been deleted and replaced with the following:

                                                                          FUND RETURN
                                                                        AFTER TAXES ON     LEHMAN LONG
                                                  FUND RETURN AFTER      DISTRIBUTIONS    TERM TREASURY
                                FUND RETURN            TAXES ON        AND SALE OF FUND        BOND
                                BEFORE TAXES       DISTRIBUTIONS 2         SHARES 2          INDEX 3
 -------------------------------------------------------------------------------------------------------
     PAST ONE YEAR                 -1.91%               -1.91%              -1.24%            2.48%
     PAST FIVE YEARS               -2.97%               -3.02%              -2.53%            6.48%
     SINCE INCEPTION               -3.72%               -3.81%              -3.14%            9.44%
     (03/03/94)

         1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
         2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.
         3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THESE
         FIGURES ARE ANNUALIZED.

o Under the heading "PERFORMANCE", on page 13 of the Advisor/H-Class Shares Prospectus, the bar chart has been deleted and replaced with the following:

      1999           -54.31
      2000            23.53
      2001            15.13
      2002            35.46
      2003           -37.06


o Under the heading "AVERAGE ANNUAL TOTAL RETURN", on page 22 of the Advisor/H-Class Shares Prospectus, the table has been deleted and replaced with the following:

                                                                          FUND RETURN
                                                                        AFTER TAXES ON     LEHMAN LONG
                                                  FUND RETURN AFTER      DISTRIBUTIONS    TERM TREASURY
                                FUND RETURN            TAXES ON        AND SALE OF FUND        BOND
                                BEFORE TAXES       DISTRIBUTIONS 2         SHARES 2          INDEX 3
---------------------------------------------------------------------------------------------------------
     PAST ONE YEAR                 1.82%                -3.04%              -1.17%            2.48%
     PAST FIVE YEARS               2.96%                1.28%                1.45%            6.48%
     SINCE INCEPTION               4.96%                3.16%                3.09%            7.91%
     (01/01/94)

         1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
         2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.
         3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THESE
         FIGURES ARE ANNUALIZED.

o Under the heading "AVERAGE ANNUAL TOTAL RETURN", on page 25 of the Advisor/H-Class Shares Prospectus, the table has been deleted and replaced with the following:



                                                                          FUND RETURN
                                                                        AFTER TAXES ON     LEHMAN LONG
                                                  FUND RETURN AFTER      DISTRIBUTIONS    TERM TREASURY
                                FUND RETURN            TAXES ON        AND SALE OF FUND        BOND
                                BEFORE TAXES       DISTRIBUTIONS 2         SHARES 2          INDEX 3
---------------------------------------------------------------------------------------------------------
     PAST ONE YEAR                 -2.15%               -2.15%              -1.40%            2.48%
     PAST FIVE YEARS               -3.02%               -3.06%              -2.56%            6.48%
     SINCE INCEPTION               -3.75%               -3.84%               3.16%            9.44%
     (03/03/95)

         1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
         2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.
         3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THESE
         FIGURES ARE ANNUALIZED.
o Under the heading "AVERAGE ANNUAL TOTAL RETURN", on page 22 of the A-Class Shares Prospectus, the table has been deleted and replaced with the following:

                                                                          FUND RETURN
                                                                        AFTER TAXES ON     LEHMAN LONG
                                                  FUND RETURN AFTER      DISTRIBUTIONS    TERM TREASURY
                                FUND RETURN            TAXES ON        AND SALE OF FUND        BOND
                                BEFORE TAXES       DISTRIBUTIONS 2         SHARES 2          INDEX 3
---------------------------------------------------------------------------------------------------------
     PAST ONE YEAR                 1.69%               -2.99%               -1.08%            2.48%
     PAST FIVE YEARS               2.99%                1.29%                1.46%            6.48%
     SINCE INCEPTION               4.97%                3.17%                3.09%            7.91%
     (01/03/94)4

         1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
         2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.
         3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THESE
         FIGURES ARE ANNUALIZED.
         4 INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

o Under the heading "AVERAGE ANNUAL TOTAL RETURN", on page 25 of the A-Class Shares Prospectus, the table has been deleted and replaced with the following:

                                                                          FUND RETURN
                                                                        AFTER TAXES ON     LEHMAN LONG
                                                  FUND RETURN AFTER      DISTRIBUTIONS    TERM TREASURY
                                FUND RETURN            TAXES ON        AND SALE OF FUND        BOND
                                BEFORE TAXES       DISTRIBUTIONS 2         SHARES 2          INDEX 3
---------------------------------------------------------------------------------------------------------
     PAST ONE YEAR                 -1.91%               -1.91%              -1.24%            2.48%
     PAST FIVE YEARS               -2.97%               -3.02%              -2.53%            6.48%
     SINCE INCEPTION               -3.72%               -3.81%              -3.14%            9.44%
     (03/03/95)4

         1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
         2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.
         3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THESE
         FIGURES ARE ANNUALIZED.
         4 INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

o Under the heading "AVERAGE ANNUAL TOTAL RETURN", on page 22 of the C-Class Shares Prospectus, the table has been deleted and replaced with the following:

                                                                          FUND RETURN
                                                                        AFTER TAXES ON     LEHMAN LONG
                                                  FUND RETURN AFTER      DISTRIBUTIONS    TERM TREASURY
                                FUND RETURN            TAXES ON        AND SALE OF FUND        BOND
                                BEFORE TAXES       DISTRIBUTIONS 2         SHARES 2          INDEX 3
---------------------------------------------------------------------------------------------------------
     PAST ONE YEAR                 -2.67%               -3.62%              -1.72%            2.48%
     PAST FIVE YEARS               1.84%                0.60%                0.78%            6.48%
     SINCE INCEPTION               3.75%                2.44%                2.36%            7.91%
     (01/03/94)4

         1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
         2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.
         3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THESE
         FIGURES ARE ANNUALIZED.
         4 INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MAY 2, 2001.

o Under the heading "AVERAGE ANNUAL TOTAL RETURN", on page 25 of the C-Class Shares Prospectus, the table has been deleted and replaced with the following:

                                                                          FUND RETURN
                                                                        AFTER TAXES ON     LEHMAN LONG
                                                  FUND RETURN AFTER      DISTRIBUTIONS    TERM TREASURY
                                FUND RETURN            TAXES ON        AND SALE OF FUND        BOND
                                BEFORE TAXES       DISTRIBUTIONS 2         SHARES 2          INDEX 3
---------------------------------------------------------------------------------------------------------
     PAST ONE YEAR                 -2.94%               -2.94%              -1.91%            2.48%
     PAST FIVE YEARS               -3.87%               -3.91%              -3.27%            6.48%
     SINCE INCEPTION               -4.66%               -4.74%              -3.88%            9.44%
     (03/03/95)4

         1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
         2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.
         3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THESE
         FIGURES ARE ANNUALIZED.
         4 INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 28, 2001.



--------------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.